Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity	12 Months Ended
Dec. 31, 2020 $ / shares
November 24, 2020 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Oct. 28, 2020
Stockholder Record Date	Nov. 10, 2020
Regular Dividend Amount	$ 0.375
Special Dividend Amount	0.000
Total Dividend Amount	$ 0.375
August 28, 2020 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Jul. 30, 2020
Stockholder Record Date	Aug. 14, 2020
Regular Dividend Amount	$ 0.300
Special Dividend Amount	0.050
Total Dividend Amount	$ 0.350
June 10, 2020 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	May 08, 2020
Stockholder Record Date	Jun. 01, 2020
Regular Dividend Amount	$ 0.250
Special Dividend Amount	0.000
Total Dividend Amount	$ 0.250
March 31, 2020 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Mar. 03, 2020
Stockholder Record Date	Mar. 17, 2020
Regular Dividend Amount	$ 0.250
Special Dividend Amount	0.100
Total Dividend Amount	$ 0.350
November 26, 2019 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Oct. 30, 2019
Stockholder Record Date	Nov. 14, 2019
Regular Dividend Amount	$ 0.175
Special Dividend Amount	0.475
Total Dividend Amount	$ 0.650
August 29, 2019 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Aug. 01, 2019
Stockholder Record Date	Aug. 15, 2019
Regular Dividend Amount	$ 0.175
Special Dividend Amount	0.325
Total Dividend Amount	$ 0.500
May 29, 2019 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	May 01, 2019
Stockholder Record Date	May 15, 2019
Regular Dividend Amount	$ 0.080
Special Dividend Amount	0.180
Total Dividend Amount	$ 0.260
March 26, 2019 [Member]
Benefit Plans and Capital Transactions (Details) - Schedule of dividend activity [Line Items]
Date Declared	Mar. 05, 2019
Stockholder Record Date	Mar. 19, 2019
Regular Dividend Amount	$ 0.080
Special Dividend Amount	0.000
Total Dividend Amount	$ 0.080